Balance Sheets - Vallon - Q1 (Parenthetical) - $ / shares	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	May 17, 2022
Common stock, par value (in usd per share)	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	250,000,000		250,000,000
Common stock, shares issued (in shares)	2,956,354		999,748
Common stock, shares outstanding (in shares)	2,956,354		999,748
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Common stock, par value (in usd per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		250,000,000	250,000,000
Common stock, shares issued (in shares)		449,408	449,408
Common stock, shares outstanding (in shares)		449,408	449,408